Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

(GVLU)	Gotham 1000 Value ETF
Listed on NYSE Arca, Inc.

December 20, 2022

Supplement to the

Prospectus and Statement of Additional Information (“SAI”),

each dated June 3, 2022, as supplemented

Effective immediately, the address for Gotham Asset Management, LLC, the investment sub-adviser (the “Sub-Adviser”) to the Gotham 1000 Value ETF, is as follows:

825 Third Avenue, Suite 1750

New York, NY 10022

References to the Sub-Adviser’s address within the Prospectus and SAI are hereby replaced with the above.

Please retain this Supplement for future reference.

1